Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012		Dec. 31, 2011
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at end of year	$ 45	$ 47
Effects of changes in foreign currency translation		1		(3)
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, balance at beginning of year	47	101		35
Charged to expense	14	6		72
Other, Additions	0	1	[1]	0
Write-offs	(16)	(61)	[2]	(3)
Other, Deductions	0	0		(3)	[1]
Allowance for doubtful accounts, balance at end of year	45	47		101
Write off related to Greek distributor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Write-offs		$ 55

[1]	In 2012 and 2011, $1 million and $(3) million, respectively, of “other” represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries. During 2012, the Company wrote-off $55 million related to its Greek distributor, previously reserved for during the fiscal year ended December 31, 2011.